K&L GATES LLP 1601 K STREET, N.W. WASHINGTON, DC 20006-1600 T 202.778.9000 F 202.778.9100 klgates.com

January 17, 2017

VIA EDGAR

U.S. Securities and Exchange Commission 100 F Street, NE Washington, DC 20549	Mark C. Amorosi D 202.778.9351 F 202.778.9100 mark.amorosi@klgates.com

Re:	AXA Premier VIP Trust (File No. 811-10509) – Registration Statement on Form N-14

Dear Sir or Madam:

On behalf of AXA Premier VIP Trust (the “Trust”), transmitted herewith for filing pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and Regulation C thereunder is a registration statement for the Trust on Form N-14 (the “Registration Statement”). The Registration Statement includes a Notice of Joint Special Meeting of Shareholders of the CharterSM International Moderate Portfolio, a series of the Trust, a Combined Proxy Statement and Prospectus, a Statement of Additional Information, and forms of voting instruction and proxy cards relating to the Joint Special Meeting of Shareholders of the CharterSM International Moderate Portfolio, and of other portfolios of the Trust and of EQ Advisors Trust, another registered investment company in the same group of investment companies as the Trust (the “Meeting”).

The Meeting is being held to request shareholder approval of the reorganization of the CharterSM International Moderate Portfolio, a series of the Trust, into the CharterSM Moderate Portfolio, also a series of the Trust.

Please note that the Meeting also is being held to request shareholder approval of the following reorganizations of other portfolios of the Trust and EQ Advisors Trust into acquiring portfolios of EQ Advisors Trust: (1) the All Asset Aggressive-Alt 25 Portfolio, All Asset Aggressive-Alt 50 Portfolio, and All Asset Aggressive-Alt 75 Portfolio, each a series of EQ Advisors Trust, and the CharterSM Alternative 100 Moderate Portfolio, a series of the Trust, each into the All Asset Growth-Alt 20 Portfolio, a series of EQ Advisors Trust; (2) the CharterSM Income Strategies Portfolio and CharterSM Interest Rate Strategies Portfolio, each a series of the Trust, each into the AXA/DoubleLine Opportunistic Core Plus Bond Portfolio, a series of EQ Advisors Trust; (3) the CharterSM Real Assets Portfolio, a series of the Trust, into the

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EQ/PIMCO Global Real Return Portfolio, a series of EQ Advisors Trust; and (4) the AXA/Pacific Global Small Cap Value Portfolio, a series of EQ Advisors Trust, into the AXA/Horizon Small Cap Value Portfolio, also a series of EQ Advisors Trust.

The Trust and EQ Advisors Trust have determined to hold a Joint Special Meeting of Shareholders of the Trust and EQ Advisors Trust to consider all of the proposed reorganizations, and to utilize a Combined Proxy Statement and Prospectus that describes all of the proposed reorganizations, to simplify the presentation of the proposals to shareholders and reduce the potential confusion associated with sending multiple documents to shareholders. The Combined Proxy Statement and Prospectus, as well as the Letter to Shareholders, Notice of Joint Special Meeting of Shareholders, and Contractholder Voting Instructions included in the Registration Statement also are being filed separately in a registration statement on Form N-14 on behalf of EQ Advisors Trust (File No. 811-07953) with respect to the reorganizations of certain series of EQ Advisors Trust and the Trust into certain acquiring series of EQ Advisors Trust, as described above, and include information regarding those reorganizations.

This transmission contains a conformed signature page. The manually signed original of this document is maintained at the offices of the Trust.

If you have any questions or comments concerning the foregoing, please do not hesitate to contact me at (202) 778-9351 or my colleague, Fatima Sulaiman, at (202) 778-9082.

Sincerely,

/s/ Mark C. Amorosi

Mark C. Amorosi

Enclosures

cc:	Patricia Louie, Esq.
Anthony Geron, Esq.
Kiesha Astwood-Smith, Esq.
Michael Weiner, Esq.
AXA Equitable Funds Management Group, LLC